UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		3 Months Ended				12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Net Revenue
Cost of Goods Sold
Gross profit
General and administrative		654,899		156,758		807,934	994,913
Total Expense		654,899		156,758		807,934	994,913
Loss from Operations		(654,899)		(156,758)		(807,934)	(994,913)
Investment impairment charge		(509,981)
Loss on debt conversion		(70,807)		(367,704)		(2,838,599)	(3,738,307)
Loss on settlement of liabilities		(50,082)
Penalty on default note						(191,757)
Provision against receivables						(129,995)
Interest expense, net		(54,337)		(90,091)		(2,061,415)	(3,059,573)
Amortization of debt discount		(160,078)		(541,146)
Derivative liability movements		102,121		542,525		1,981,938	4,129,793
Foreign currency gain				18			(7,562)
Loss before Income Taxes from continuing operations		(1,398,063)		(613,156)		(4,047,762)	(3,670,562)
Income Taxes
Net loss from continuing operations		(1,398,063)		(613,156)		(4,047,762)	(3,670,562)
Discontinued operations
Operating loss from discontinued operations				(253,687)		(653,247)	(1,397,172)
Profit on disposal of subsidiaries						971,903
Loss from discontinued operations, net of income taxes				(253,687)		318,656	(1,397,172)
Net loss		$ (1,398,063)		$ (866,843)		$ (3,729,106)	$ (5,067,734)
Basic and diluted loss per share
Loss per share from continuing operations	[1]	$ (0.01)		$ (0.06)		$ (0.14)	$ (0.47)
Loss per share from discontinued operations	[1]			$ (0.03)		0.01	(0.18)
Basic and diluted loss per share total						$ (0.13)	$ (0.65)
Weighted Average Number of Shares Outstanding - Basic and diluted		152,922,870	[1]	10,007,073	[1]	29,170,995	7,829,947
Other Comprehensive gain (loss)
Foreign currency translation adjustment				$ 10,019		$ (380,907)	$ (106,647)
Total Comprehensive loss		$ (1,398,063)		$ (856,824)		$ (4,110,013)	$ (5,174,381)

[1]	After giving effect to a 10 for 1 reverse stock split effective November 1, 2019.